Income Tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Income tax (benefit)/expense relating to components of other comprehensive (loss)/income	€ (31,000,000)	€ 147,000,000	€ 0
Uncertain tax position liability, expected to be resolved	0
Deferred tax on foreign exchange differences	1,000,000	8,000,000	€ 0
Deferred tax liability recognized on investment in subsidiaries	0
TME
Disclosure Of Income Tax [Line Items]
Deferred tax on foreign exchange differences	€ 0	€ 8,000,000
Luxembourg
Disclosure Of Income Tax [Line Items]
Statutory tax rate	24.94%	26.01%	27.08%
Provisions
Disclosure Of Income Tax [Line Items]
Current income tax expense on uncertain tax positions	€ 0
Uncertain tax position liability	€ 1,000,000